Segment Information (Net Sales and Long-Lived Assets by Country) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 5,798	$ 5,291	$ 4,042	$ 4,325	$ 5,382	$ 5,091	$ 5,186	$ 4,760	$ 19,456	$ 20,419	$ 21,037
Long-lived assets	4,187				4,222				4,187	4,222
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									10,300	10,700	$ 10,600
Long-lived assets	1,790				1,816				1,790	1,816
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	403				431				403	431
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	526				505				526	505
Poland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	428				422				428	422
All Other Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,040				$ 1,048				$ 1,040	$ 1,048
Revenue | Customer concentration risk | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, percent									13.00%	13.00%	12.00%
Accounts Receivable | Customer concentration risk | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, percent									14.00%	14.00%